Submission	Aug. 31, 2026
Submission [Line Items]
Central Index Key	0000915840
Registrant Name	BEAZER HOMES USA INC
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES